NET CAPITAL REQUIREMENTS (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Net capital	$ 10,449,178
Net capital in excess of the minimum required	$ 10,199,178
WILSON-DAVIS & CO., INC
Net capital		$ 10,882,713	$ 9,727,713
Net capital in excess of the minimum required		$ 10,632,713	$ 9,477,713